Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 1,053	$ 1,047	$ 1,063	$ 1,072	$ 1,065
Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		1,053	1,047	1,063	1,072	1,065
Fair Value		$ 1,053	$ 1,047
Valuation Technique		Discounted cash flow	Matrix pricing
Unobservable Input, option adjusted spread	[1]	151	208
Reserve
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (425,061)	$ (265,884)	$ (234,426)	$ (150,251)	$ (22,640)
Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	[2]	$ (18,131)	$ 18,525
Valuation Technique	[2]	Discounted cash flow	Income approach
Unobservable Input, Annuitizations, minimum	[2]	0.00%	0.00%
Unobservable Input, Annuitizations, maximum	[2]	25.00%	25.00%
Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	[2]	$ (274,215)	$ 174,869
Valuation Technique	[2]	Discounted cash flow	Income approach
Unobservable Input, surrenders	[2]	0.00%
Weighted Average [Member] | Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, option adjusted spread	[1]	(151)	(208)
Weighted Average [Member] | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations, minimum	[2]	0.00%
Unobservable Input, surrenders	[2]	0.00%
Unobservable Input, Mortality	[3]	0.00%
Unobservable Input, withdrawal benefit election	[2]	0.00%
Weighted Average [Member] | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	[2]	0.50%
Unobservable Input, Mortality	[3]	0.00%
Minimum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations, minimum	[2]	25.00%
Unobservable Input, surrenders	[2]	0.00%	0.00%
Unobservable Input, Mortality	[3]	0.00%	0.00%
Unobservable Input, withdrawal benefit election	[2]	0.00%	0.00%
Minimum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	[2]	0.50%	0.50%
Unobservable Input, Mortality	[3]	0.00%	0.00%
Maximum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	[2]	25.00%	25.00%
Unobservable Input, Mortality	[3]	100.00%	100.00%
Unobservable Input, withdrawal benefit election	[2]	50.00%	50.00%
Maximum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	[2]	35.00%	35.00%
Unobservable Input, Mortality	[3]	100.00%	100.00%

[1]	No range is applicable due to only one security within classification or the same assumption used on all securities.
[2]	Certain reseves at fair value related to a new product are not yet modeled and excluded from this disclosure.
[3]	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table .